Note H - Goodwill and Other Intangible Assets (Details) - Major Components of Goodwill and Other Intangible Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Note H - Goodwill and Other Intangible Assets (Details) - Major Components of Goodwill and Other Intangible Assets [Line Items]
Historical Cost	$ 15,528	$ 15,716
Accumulated Amortization	5,593	4,414
Total	37,096	36,700
Total	5,593	4,414
Goodwill [Member]
Note H - Goodwill and Other Intangible Assets (Details) - Major Components of Goodwill and Other Intangible Assets [Line Items]
Goodwill	18,046	17,452
Trademarks and Trade Names [Member]
Note H - Goodwill and Other Intangible Assets (Details) - Major Components of Goodwill and Other Intangible Assets [Line Items]
Trade names & trademarks	3,522	3,532
Customer Relationships [Member]
Note H - Goodwill and Other Intangible Assets (Details) - Major Components of Goodwill and Other Intangible Assets [Line Items]
Historical Cost	8,170	8,366
Accumulated Amortization	2,403	1,582
Total	2,403	1,582
Technology And Drawings [Member]
Note H - Goodwill and Other Intangible Assets (Details) - Major Components of Goodwill and Other Intangible Assets [Line Items]
Historical Cost	5,790	5,790
Accumulated Amortization	1,685	1,379
Total	1,685	1,379
Other Intangible Assets [Member]
Note H - Goodwill and Other Intangible Assets (Details) - Major Components of Goodwill and Other Intangible Assets [Line Items]
Historical Cost	1,568	1,560
Accumulated Amortization	1,505	1,453
Total	$ 1,505	$ 1,453